Sep. 26, 2017
[SHIP LOGO VANGUARD (R)]

Vanguard REIT Index Fund

Supplement to the Prospectus and Summary Prospectus Dated September 26, 2017

New Target Index and New Fund Name

Effective immediately, Vanguard REIT Index Fund has begun tracking the MSCI US Investable Market Real Estate 25/50 Transition Index, on an interim basis, in the first of a two-phased index change as previously approved by the Fund’s board of trustees and discussed in the Combined Proxy Statement.

The board of trustees has approved the adoption of the MSCI US Investable Market Real Estate 25/50 Index as the new target index for the Fund, replacing the MSCI US REIT Index. The new target index will increase exposure to certain specialized REITs and real estate management and development companies. The board believes that the new index is more closely aligned with the Fund’s new investment objective.

The REIT Index Fund is expected to adopt the MSCI US Investable Market Real Estate 25/50 Index as its benchmark sometime in the third quarter of 2018. The two-phased approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings—particularly with respect to certain specialized REITs and real estate management and development companies—in a manner that has the least impact on Fund shareholders.

To better coincide with its new investment objective and corresponding benchmark index, Vanguard REIT Index Fund has changed its name to Vanguard Real Estate Index Fund.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard REIT Index Fund are replaced with Vanguard Real Estate Index Fund.

The text under the heading “Investment Objective” is amended to read as follows:

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

The text under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Transition Index, an interim index that will gradually increase exposure to other real estate-related investments while proportionately reducing exposure to other stocks based on their weightings in the MSCI US Investable Market Real Estate 25/50 Index. The MSCI US Investable Market Real Estate 25/50 Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary (the underlying fund), which is itself a registered investment company—in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may invest a portion of its assets in the underlying fund.

The text of “Industry concentration risk” under the heading “Principal Risks” is amended to read as follows:

• Industry concentration risk, which is the chance that the stocks of REITs and other real estate-related investments will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in these stocks, industry concentration risk is high.

The following is added as a new bullet point under “Principal Risks”:

• Nondiversification risk, which is the chance that the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers or may own larger positions of an issuer’s voting stock than a diversified fund.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 123A 022018